Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

15.    Stock-based Compensation

2003 Stock Incentive Plan

The 2003 Stock Incentive Plan (the "2003 Plan") was approved by Holdco's Board of Directors and was effective as of October 30, 2003. The 2003 Plan permits Holdco to grant to key employees and certain other persons stock options and stock awards and provides for a total of 288,023 shares of common stock for issuance of options and awards to employees of Holdco and its subsidiaries and a total of 10,000 shares of common stock for issuance of options and awards to directors and other persons providing services to Holdco. As of December 31, 2011, there were 288,648 shares in total available for grant under the 2003 Plan. The maximum grant to any one person must not exceed 70,400 shares in the aggregate. Holdco does not currently intend to make any additional grants under the 2003 Plan.

Option grants consist of "time options", which vest and become exercisable in annual installments over the first five years following the date of grant, and/or "performance options", which vest and become exercisable over the first five years following the date of grant at varying levels based on the achievement of certain EBITDA targets, and in any event by the eighth anniversary of the date of grant. The performance vesting includes certain carryforward provisions if targets are not achieved in a particular fiscal year and performance in a subsequent fiscal year satisfies cumulative performance targets, subject to certain conditions. Upon the occurrence of a "change in control" (as defined in the 2003 Plan), the unvested portion of any time option will immediately become vested and exercisable, and the vesting and exercisability of the unvested portion of any performance option may accelerate depending on the timing of the change of control and return on DLJMBP III's equity investment in Holdco, all as provided under the 2003 Plan. A "change in control" under the 2003 Plan is defined as: (i) any person or other entity (other than any of Holdco's subsidiaries), including any "person" as defined in Section 13(d)(3) of the Exchange Act, other than certain of the DLJMBP funds or affiliated parties thereof, becoming the beneficial owner, directly or indirectly, in a single transaction or a series of related transactions, by way of merger, consolidation or other business combination, of securities of Holdco representing more than 51% of the total combined voting power of all classes of capital stock of Holdco (or its successor) normally entitled to vote for the election of directors of Holdco or (ii) the sale of all or substantially all of the property or assets of Holdco to any unaffiliated person or entity other than one of Holdco's subsidiaries is consummated. The Transactions did not constitute a change of control under the 2003 Plan. Options issued under the 2003 Plan expire on the tenth anniversary of the grant date. The shares underlying the options are subject to certain transfer and other restrictions set forth in a management stockholders agreement dated July 29, 2003, by and among Holdco and certain holders of the capital stock of Holdco. Participants under the 2003 Plan also agree to certain restrictive covenants with respect to confidential information learned in their employment and certain non-competition obligations in connection with their receipt of options. All outstanding options to purchase Holdco common stock continued following the closing of the Transactions.

2004 Stock Option Plan

In connection with the closing of the Transactions, Holdco established the 2004 Stock Option Plan, which permits Holdco to grant to key employees and certain other persons of Holdco and its subsidiaries various equity-based awards, including stock options and restricted stock. The plan, currently known as the Third Amended and Restated 2004 Stock Option Plan for Key Employees of Visant Holding Corp. and Subsidiaries (the "2004 Plan"), provides for the issuance of a total of 510,230 shares of Holdco Class A Common Stock ("Class A Common Stock"). As of December 31, 2011, there were 134,350 shares available for grant under the 2004 Plan. Shares related to grants that are forfeited, terminated, cancelled or expire unexercised become available for new grants. Under his employment agreement, Mr. Marc L. Reisch, the Chairman of the Board of Directors and Chief Executive Officer and President, received awards of stock options and restricted stock under the 2004 Plan. Additional members of management have also received grants under the 2004 Plan.

Option grants consist of "time options", which fully vested and became exercisable in annual installments through 2009 (for those options granted in 2004 and 2005), and/or "performance options", which vest and become exercisable following the date of grant based upon the achievement of certain EBITDA and other performance targets, and in any event by the eighth anniversary of the date of grant. The performance vesting includes certain carryforward provisions if targets are not achieved in a particular fiscal year and performance in a subsequent fiscal year satisfies cumulative performance targets. Upon the occurrence of a "change in control" (as defined under the 2004 Plan), the unvested portion of any time option will immediately become vested and exercisable, and the vesting and exercisability of the unvested portion of any performance option may accelerate, if certain EBITDA or other performance measures have been satisfied. A "change in control" under the 2004 Plan is defined as: (i) the sale (in one or a series of transactions) of all or substantially all of the assets of Holdco to an unaffiliated person; (ii) a sale (in one transaction or a series of transactions) resulting in more than 50% of the voting stock of Holdco being held by an unaffiliated person; (iii) a merger, consolidation, recapitalization or reorganization of Holdco with or into an unaffiliated person; in the case of each of clauses (i) through (iii) above, if and only if any such event results in the inability of the Sponsors, or any member or members of the Sponsors, to designate or elect a majority of Holdco's Board of Directors (or the board of directors of the resulting entity or its parent company). The option exercise period is determined at the time of grant of the option but may not extend beyond the end of the calendar year that is ten calendar years after the date the option is granted. All stock options, restricted shares and any common stock received upon the exercise of such equity awards or with respect to which restrictions lapse are governed by a management stockholder's agreement and a sale participation agreement. As of December 31, 2011, there were 274,000 options vested under the 2004 Plan and zero options unvested and subject to future vesting.

2010 LTIP

During the first fiscal quarter of 2010, the Company implemented the 2010 LTIP, long-term phantom share incentive arrangements with certain key employees. Under these arrangements, the applicable executive was granted a target award, based on a specified number of phantom share units, half of which was subject to vesting on the basis of performance (and continued employment) and the other half of which vested on the basis of time (and continued employment), regardless of whether the respective performance target(s) was met. The awards were subject to vesting based on meeting certain performance objectives and/or continued employment. 2010 LTIP awards were settled in cash in an amount equal to the fair market value of one share of Class A Common Stock as of the vesting date multiplied by the number of phantom share units in which the executive's awards have vested, payable in a lump sum. As of December 31, 2011, payments in the aggregate of $7.3 million were made with respect to awards made under the 2010 LTIP. As of March 2012, payments in the aggregate of $8.8 million were approved for payment prior to March 15, 2012 with respect to awards made under the 2010 LTIP.

Common Stock

There is no established public market for the Class A Common Stock. The fair market value of the Class A Common Stock is established pursuant to the terms of the 2004 Plan and determined by a third party valuation, and the methodology to determine the fair market value under the equity incentive plans does not give effect to any premium for control or discount for minority interests or restrictions on transfers. Fair value includes any premium for control or discount for minority interests or restrictions on transfers. Holdco used a discounted cash flow analysis and selected public company analysis to determine the enterprise value and share price for Class A Common Stock.

On February 26, 2010, the Board of Directors of Holdco declared an extraordinary cash distribution in the aggregate amount of $137.7 million (inclusive of the dividend equivalent payment to holders of vested stock options), or $22.00 per share (the "February 2010 Distribution") on Holdco's outstanding common stock. The February 2010 Distribution was paid on March 1, 2010 to stockholders of record on February 26, 2010. The February 2010 Distribution was funded from cash on hand.

On September 20, 2010, the Board of Directors of Holdco declared an extraordinary cash distribution in the aggregate amount of $517.0 million (inclusive of the dividend equivalent payment to holders of vested stock options) or $82.55 per share (the "September 2010 Distribution" and together with the February 2010 Distribution, the "Distributions") on Holdco's outstanding common stock. The September Distribution was paid on September 22, 2010 to stockholders of record on September 20, 2010 and was funded from the net proceeds of the Refinancing.

In connection with the Distributions, Holdco made cash payments to holders of vested stock options for the Common Stock granted pursuant to Holdco's stock option plans. The cash payments on the vested stock options equaled (x) the product of (i) the number of shares of Class A Common Stock subject to such options outstanding on the applicable record date multiplied by (ii) the per share amount of the distribution, minus (y) any applicable withholding taxes. Holdco reduced the per share exercise price as permitted under the applicable equity incentive plans of any unvested options outstanding as of the applicable record date by the per share distribution amounts paid. The 2003 Plan and 2004 Plan and/or underlying stock option agreements contain provisions that provide for anti-dilutive protection in the case of certain extraordinary corporate transactions, such as the Distributions, and the incremental compensation cost, defined as the difference in the fair value of the award immediately before and after the Distributions, was calculated as zero. As a result of the above Distributions, no incremental compensation cost was recognized.

For the years ended December 31, 2011 and January 1, 2011, Visant recognized total stock-based compensation expense of approximately $7.0 million and $13.4 million, respectively, which was included in selling and administrative expenses. Visant did not recognize any compensation expense related to stock-based compensation for the year ended January 2, 2010.

For the year ended December 31, 2011, there were no issuances of restricted shares. During the year ended January 1, 2011, Visant issued, subject to vesting, a total of 7,000 restricted shares of Class A Common Stock to one executive officer under the 2004 Plan.

As of December 31, 2011, $0.7 million of total unrecognized stock-based compensation expense related to restricted shares is expected to be recognized over a weighted-average period of 1.8 years.

For the years ended December 31, 2011 and January 1, 2011, there were no issuances of stock options.

Stock Options

The following table summarizes stock option activity for the Company:

Options in thousands	Options	Weighted- average exercise price
Outstanding at January 1, 2011	295	$46.64
Exercised	(10)	$38.49
Granted	—	$—
Forfeited/expired	(2)	$143.70
Cancelled	—	$—

Outstanding at December 31, 2011	283	$44.93

Vested or expected to vest at December 31, 2011	283	$44.93

Exercisable at December 31, 2011	283	$44.93

The exercise prices for options that were unvested as of the applicable record date have been adjusted to reflect the Distributions.

The weighted-average remaining contractual life of outstanding options at December 31, 2011 was approximately 3.2 years. As of December 31, 2011, there was no unrecognized stock-based compensation expense related to stock options expected to be recognized.

LTIP

The following table summarizes 2010 LTIP award activity for the Company:

Units in thousands	2011 LTIP
Outstanding at January 1, 2011	112
Granted	1
Forfeited/Expired	(37)
Settled/Paid	(33)
Cancelled	—

Outstanding at December 31, 2011	43

Vested or expected to vest at December 31, 2011	43

As of December 31, 2011, there was no unrecognized stock-based compensation expense related to the 2010 LTIP to be recognized.